Acquisitions	12 Months Ended
Dec. 31, 2016
Acquisitions
ACQUISITIONS

3. ACQUISITIONS

Acquisitions have been in the past and may be in the future an important part of the Company’s growth strategy.  All acquisitions were accounted for using the acquisition method of accounting. Accordingly, the assets and liabilities of the acquired entities were recorded at their fair values at the acquisition date. The excess of the purchase price over the estimated fair value of the net assets for tax-free acquisitions is recorded as goodwill, none of which is deductible for tax purposes. The excess of the purchase price over the estimated fair value of the net assets for taxable acquisitions was recorded as goodwill, and is deductible for tax purposes. The identified core deposit intangibles for each acquisition are being amortized using an accelerated basis over an estimated life of six to nineteen years. The results of operations for each acquisition have been included in the Company’s consolidated financial results beginning on the respective acquisition date.

The measurement period for the Company to determine the fair values of acquired identifiable assets and assumed liabilities will end at the earlier of (1) twelve months from the date of the acquisition or (2) as soon as the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable.

Patriot Bancshares, Inc. - On October 1, 2015, the Company completed the merger of Patriot with and into the Company and the merger of Patriot’s wholly-owned subsidiary, Patriot Bank with and into the Bank.  Patriot, headquartered in Houston, Texas, operated six locations in Houston, two in Dallas and one in Fannin County, Texas.  As of September 30, 2015, Patriot, on a consolidated basis, reported total assets of $1.4 billion, total loans of $1.1 billion, total deposits of $1.1 billion and total shareholders’ equity of $125.2 million.

Under the terms of the merger agreement, we issued 10.4 million shares of the Company’s common stock, with a total fair value of $123.7 million based on the closing price on October 1, 2015 of $11.85 per share, for all outstanding shares of Patriot common stock, including the converted Series D and Series F preferred stock.  In addition, Patriot’s $27.3 million Series B and Series C preferred stock were redeemed in connection with the closing.  Consistent with the Company’s strategy, the primary reasons for the Patriot acquisition were to enhance market share in Houston and Dallas, and improve profitability through cost savings and revenue synergies.

In connection with the merger, we recognized $55.2 million of goodwill, $8.3 million of core deposit intangibles, and $7.3 million in net deferred tax assets as of December 31, 2015.  None of the goodwill recognized is expected to be deductible for income tax purposes.

 SP Bancorp, Inc. - On October 17, 2014, the Company completed the acquisition of SP Bancorp, Inc. and its wholly owned subsidiary SharePlus Bank.  SharePlus Bank was a Texas chartered state bank headquartered in Plano, Texas, with four branches, two in Plano, Texas, one in Dallas, Texas and one in Louisville, Kentucky.  The expansion complements the Company’s Dallas area growth.  As of September 30, 2014, SharePlus, on a consolidated basis, had $348.7 million in total assets, $248.2 million in loans, $280.5 million in deposits and $33.7 million in stockholders’ equity. The acquisition was not considered significant to the Company’s financial statements and therefore pro forma financial data and related disclosures are not included.

Pursuant to the terms of the acquisition agreement, the Company paid $46.4 million in cash for all outstanding shares of SP Bancorp, Inc.’s capital stock, which resulted in goodwill of $14.5 million.  Additionally, the Company recognized $3.5 million of core deposit intangibles as of December 31, 2014.

M&A and Acquisition Related Costs - The Company incurred $456 thousand and $4.9 million of pre-tax M&A and acquisition related costs during 2016 and 2015, respectively. The merger expenses are reflected on the Company's income statement for the applicable periods and are reported primarily in the categories of data processing, professional and regulatory fees, salaries and benefits, occupancy, software licenses and maintenance, marketing and other. Merger related costs incurred are presented in the table below by acquisition.

	2016	2015
	(Dollars in thousands)

Patriot Bancshares, Inc.	$405	$4,490
SP Bancorp, Inc.	51	386
Total	$456	$4,876